SCHEDULE OF STOCK OPTION BY EXERCISE PRICE (Details) - $ / shares		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options		588,048	[1]	1,215	[2]
Options Exercisable, Weighted Average Remaining Life In Years		9 years 8 months 12 days		6 years 1 month 6 days
Options Exercisable, Exercisable Number of Options		294,532	[1]	1,174	[2]
Exercise Price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 0.00	[1]	$ 1,040	[2]
Options Outstanding, Exercise Price, Upper		$ 48	[1]	$ 2,960	[2]
Options Outstanding, Outstanding Number of Options		586,959	[1]	44	[2]
Options Exercisable, Weighted Average Remaining Life In Years		9 years 9 months 18 days		8 years 8 months 12 days
Options Exercisable, Exercisable Number of Options		293,479	[1]	44	[2]
Exercise Price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 1,040	[1]	$ 3,000	[2]
Options Outstanding, Exercise Price, Upper		$ 2,960	[1]	$ 3,960	[2]
Options Outstanding, Outstanding Number of Options		44	[1]	1,152	[2]
Options Exercisable, Weighted Average Remaining Life In Years		8 years 2 months 12 days		6 years 1 month 6 days
Options Exercisable, Exercisable Number of Options		44	[1]	1,111	[2]
Exercise Price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 3,000	[1]	$ 4,000	[2]
Options Outstanding, Exercise Price, Upper		$ 3,960	[1]	$ 23,960	[2]
Options Outstanding, Outstanding Number of Options		1,026	[1]	1	[2]
Options Exercisable, Weighted Average Remaining Life In Years		5 years 4 months 24 days		3 years 6 months
Options Exercisable, Exercisable Number of Options		990	[1]	1	[2]
Exercise Price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 4,000	[1]	$ 24,000	[2]
Options Outstanding, Exercise Price, Upper		$ 23,960	[1]	$ 79,960	[2]
Options Outstanding, Outstanding Number of Options		1	[1]	9	[2]
Options Exercisable, Weighted Average Remaining Life In Years		3 years		3 years
Options Exercisable, Exercisable Number of Options		1	[1]	9	[2]
Exercise Price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 24,000	[1]	$ 80,000	[2]
Options Outstanding, Exercise Price, Upper		$ 79,960	[1]	$ 120,000	[2]
Options Outstanding, Outstanding Number of Options		9	[1]	9	[2]
Options Exercisable, Weighted Average Remaining Life In Years		2 years 6 months		1 year 2 months 12 days
Options Exercisable, Exercisable Number of Options		9	[1]	9	[2]
Exercise Price 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	[1]	$ 80,000
Options Outstanding, Exercise Price, Upper	[1]	$ 120,000
Options Outstanding, Outstanding Number of Options	[1]	9
Options Exercisable, Weighted Average Remaining Life In Years		8 months 12 days
Options Exercisable, Exercisable Number of Options	[1]	9

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.